Significant Accounting Policies, Leases - Significant Charterers (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	26.00%	17.00%	0.00%
Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	21.00%	0.00%	18.00%
Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	11.00%	17.00%	0.00%
Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	12.00%